BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATION
BUSINESS COMBINATION

3.  BUSINESS COMBINATION

During the year ended December 31, 2017, the Company has completed two business combinations. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

Acquisition of Beijing Youxin Chefang Automotive Technical Service Co., Ltd. (“Chefang”)

Chefang is a company that engages in services related to car maintenance. In order to enhance the service quality to consumers, on October 8, 2015, the Company acquired 26% ordinary equity interests in Chefang with the consideration of RMB10 million. On September 28, 2016, the Company paid RMB10 million with which the acquired ordinary equity interests in Chefang increased to 40.96%. On May 31, 2017, the Company acquired further 10.04% ordinary equity interest in Chefang with the consideration of RMB3 million in cash and obtained the power to control Chefang with the accumulated acquired ordinary equity interests stepped up to 51%. These investments were accounted for under equity method due to significant influence the Group has over Chefang until the control was obtained and the investments were in the form of ordinary shares. The Group recognized a gain of RMB3.9 million upon the acquisition of the remeasurement of previously held equity interests. In the fourth quarter of 2018, the Company acquired further 49% ordinary equity interest in Chefang with the consideration of RMB 2.0 million in cash and controlled Chefang with the accumulated acquired ordinary equity interests stepped up to 100%.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the date of acquisition. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

As of May 31,
2017
RMB

Fair value of previously held equity interests	6,973
Purchase consideration to achieve control	3,000
Total purchase consideration	9,973

Cash and cash equivalents	3,659
Accounts receivable, net	57
Other receivables, net	4,439
Inventory	46
Prepaid expense and other current assets	233
Property, equipment and software, net	3,151
Total assets	11,585

Accounts payable	(499)
Other payables and accruals	(523)
Total liabilities	(1,022)

Fair value of net asset acquired	10,563

Non-controlling interests	8,342

Goodwill	7,752

There were no identifiable intangible assets from the acquisition of Chefang. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.  RMB 3.7 million goodwill impairment loss was recorded in the year ended 2018.

Based on an assessment of Chefang’s financial performance, Chefang was not considered material to the Group. Thus, management concluded that the presentation of pro forma financial information and the revenue and net income of Chefang during the period since the acquisition date was immaterial.

Acquisition of Baogu Vehicle Technology Service (Beijing) Co., Ltd. (“Baogu”)

In order to enhance the service quality to consumers, in June 2015, the Company acquired 30% ordinary shares of Baogu, a vehicle warranty service provider, and accounted for the investment and equity method. The purchase consideration was RMB12.2 million. In August 2017, the Company acquired the remaining 70% ordinary shares of Baogu with consideration of RMB4 million in cash and obtained the power to control Baogu.

The investment in the first 30% of ordinary shares of Baogu was accounted for under equity method due to significant influence the Group had over Baogu until the Group obtained control of Baogu. The Group recognized a gain of RMB1.3 million upon the acquisition of the remeasurement of previously held equity interests.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the date of acquisition. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

As of August 31,
2017
RMB

Fair value of previously held equity interests	1,714
Purchase consideration to achieve control	4,000
Fair value of total consideration	5,714

Cash and cash equivalents	307
Accounts receivable, net	12,621
Other receivables, net	7,352
Prepaid expenses and other current assets	4,083
Property, equipment and software, net	107
Total assets	24,470

Accounts payable	(280)
Deferred revenue	(21,959)
Other payables and accruals	(691)
Total liabilities	(22,930)

Fair value of net assets acquired	1,540

Goodwill	4,174

There was no identifiable intangible assets from the acquisition of Baogu. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes. No impairment was identified as of December 31, 2018.

Based on an assessment of Baogu’s financial performance, Baogu was not considered material to the Group. Thus, management concluded that the presentation of pro forma financial information and revenue and net income of Baogu during the period since the acquisition date was immaterial.

During the year ended December 31, 2018, the Group has completed a business combination. The results of the acquired entity’s operations have been included in the Group’s consolidated financial statements since its respective date of acquisition.

Acquisition of Zhejiang Dongwang Internet Technology Co., Ltd. (“Dongwang”)

Dongwang is a company that engages in salvage car auction business in Zhejiang province. On June 1, 2018, the Company acquired 100% ordinary equity interests from Dongwang’s founder with cash consideration of RMB 62.99 million and newly-issued Fairlubo ordinary shares of 20,225,145 (par value US$0.0001). The fair value of ordinary shares on June 1, 2018 was US$ 0.0985.

The Company conducted the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the date of acquisition. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

As of June 1,
2018
RMB

Cash consideration	62,994
Fair value of ordinary shares of Fairlubo (US$0.0001 par value, 20,225,145 shares)	1,993
Total purchase consideration	64,987

Cash and cash equivalents	743
Accounts receivable, net	811
Other receivables, net	36,961
Amount due from related party	21,486
Prepaid expense and other current assets	887
Property, equipment and software, net	3,334
Intangible asset	16,850
Total assets	81,072

Accounts payable	(1,792)
Other payables and accruals	(48,326)
Deferred tax liabilities	(4,213)
Total liabilities	(54,331)

Fair value of net asset acquired	26,741

Goodwill	38,246

There were identifiable intangible assets from the acquisition of Dongwang, including customer relationship, software license and non-competitive agreements. Those intangible assets were recognized and measured at fair value upon acquisition and amortized over five years. In accordance with ASC 350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes. No impairment was identified as of December 31, 2018.

Based on an assessment of Dongwang’s financial performance, Dongwang was not considered material to the Group. Thus, management concluded that the presentation of pro forma financial information and the revenue and net income of Dongwang during the period since the acquisition date was immaterial.